Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Compensation
Although we do not have a formal policy with respect to the grant of equity incentive awards to our executive officers, we believe that equity grants provide our executives with a strong link to our long-term performance, create an ownership culture and help to align the interests of our executives and our stockholders. In addition, we believe that equity grants with a time-based vesting feature promote executive retention because this feature incentivizes our executive officers to remain in our employment during the vesting period. Accordingly, our Board periodically reviews the equity incentive compensation of our Named Executive Officers and from time to time may grant equity incentive awards to them.
Currently, we typically grant restricted stock awards and do not grant stock options. We do not have a formal policy regarding the timing of granting stock option awards in relation to our disclosure of material nonpublic information; however our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
During 2024, we did not issue any stock options to our named executive officers during the period beginning four business days before and ending one business day after (i) the filing of the Company’s Annual Report on Form 10-K, (ii) the filing of any of the Company’s Quarterly Reports on Form 10-Q, or (iii) the filing or furnishing of a Current Report on Form 8-K disclosing material nonpublic information.
On April 26, 2024, we granted 176,000 restricted shares to each of Mr. Risico and Mr. Rodriguez and 103,000 restricted shares to Mr. Lepper pursuant to the Aterian, Inc. 2018 Equity Incentive Plan (the “2018 Plan”). One-third of the restricted shares shall vest on June 11, 2025, and 1/12th of the restricted shares shall vest each quarterly period thereafter, as described in more detail in the “Outstanding Equity Awards at December 31, 2024” table below. All 176,000 shares granted to Mr. Risico were forfeited on June 26, 2024 when he resigned from the Company.
On May 6, 2024, we granted 41,667 restricted shares to Mr. Feldman pursuant to the 2018 Plan. One-third of the restricted shares shall vest on June 11, 2025, and 1/12th of shares of restricted common stock shall vest each quarterly period thereafter, as described in more detail in the “Outstanding Equity Awards at December 31, 2024” table below.
On May 16, 2024, we granted 13,875 restricted shares of our common stock to Mr. Feldman pursuant to the 2018 Plan. All 13,875 shares vested immediately.
In connection with Mr. Rodriguez's promotion to Chief Executive Officer on June 26, 2024, we granted 176,000 restricted shares to Mr. Rodriguez, pursuant to the 2018 Plan. One-third of the restricted shares shall vest on June 11, 2025, and 1/12th of shares of restricted common stock shall vest each quarterly period thereafter, as described in more detail in the “Outstanding Equity Awards at December 31, 2024” table below.
In connection with Mr. Feldman's promotion to Chief Financial Officer on June 26, 2024, we granted 61,333 restricted shares to Mr. Feldman, pursuant to the 2018 Plan. One-third of the restricted shares shall vest on June 11, 2025, and 1/12th of shares of restricted common stock shall vest each quarterly period thereafter, as described in more detail in the “Outstanding Equity Awards at December 31, 2024” table below.

Award Timing Method
Although we do not have a formal policy with respect to the grant of equity incentive awards to our executive officers, we believe that equity grants provide our executives with a strong link to our long-term performance, create an ownership culture and help to align the interests of our executives and our stockholders. In addition, we believe that equity grants with a time-based vesting feature promote executive retention because this feature incentivizes our executive officers to remain in our employment during the vesting period. Accordingly, our Board periodically reviews the equity incentive compensation of our Named Executive Officers and from time to time may grant equity incentive awards to them.
Currently, we typically grant restricted stock awards and do not grant stock options.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a formal policy regarding the timing of granting stock option awards in relation to our disclosure of material nonpublic information; however our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false